Revenue - Sales returns reserve and product returns (Details) - Sales returns reserve - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue
Revenue write offs	$ 2,880
Sales return reserve	$ 0	$ 0